Income Taxes (Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Japanese statutory income tax rate	31.00%	31.00%	31.00%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	2.30%	1.70%	0.60%
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(5.80%)	(2.90%)	(2.60%)
Tax credit for research and development expenses	(1.70%)	(2.30%)	(3.40%)
Change in valuation allowance	2.40%	(1.60%)	0.40%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	2.60%	2.40%	0.90%
Tax credit at foreign subsidiaries	(1.30%)	(1.10%)	(0.70%)
Effect of enacted changes in tax laws	(1.50%)	(0.20%)	(0.10%)
Other	(1.60%)	1.70%	0.40%
Effective income tax rate	26.40%	28.70%	26.50%